Commitments and Contingencies (Details Narrative) (USD $)	12 Months Ended				0 Months Ended		12 Months Ended		1 Months Ended		12 Months Ended					0 Months Ended	1 Months Ended			1 Months Ended	0 Months Ended	1 Months Ended						0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Apr. 30, 2012	Mar. 31, 2011	May 30, 2012 Senior Note [Member]	Feb. 06, 2012 Senior Note [Member]	Dec. 31, 2012 Senior Note [Member]	Apr. 25, 2011 Consulting Agreements [Member]	Dec. 31, 2009 Mesa Pharmacy, Inc. [Member]	Dec. 31, 2013 Mesa Pharmacy, Inc. [Member]	Dec. 31, 2012 Soliman [Member]	Mar. 31, 2011 Individual Accredited Investor [Member] Senior Note [Member]	Feb. 28, 2012 Saxton [Member]	Aug. 03, 2011 Saxton [Member] Individual Investor [Member]	Aug. 28, 2012 Saxton and Myhill [Member]	Jan. 06, 2014 Immediate Payment [Member]	Apr. 30, 2012 Immediate Payment [Member]	Feb. 28, 2012 Immediate Payment [Member]	Dec. 31, 2013 Immediate Payment [Member] Mesa Pharmacy, Inc. [Member]	Apr. 30, 2012 Immediate Payment [Member] Soliman [Member]	Jan. 06, 2014 Second Payment Due One Month Thereafter [Member]	Feb. 28, 2012 Second Payment Due One Month Thereafter [Member]	Feb. 28, 2012 Third and Final Installment [Member]	Aug. 28, 2012 Myhill Litigation [Member]	Apr. 30, 2012 Fixed Payments Per Month [Member]	Dec. 31, 2012 Mesa Pharmacy, Inc. [Member]	Apr. 30, 2012 Soliman [Member]	Aug. 12, 2010 Consulting Agreements [Member]	May 25, 2012 First Right of Refusal Agreements [Member]	May 25, 2012 First Right of Refusal Agreements [Member] Minimum [Member]	May 25, 2012 First Right of Refusal Agreements [Member] Maximum [Member]
Lease agreement expiration date	Sep. 30, 2016
Operating lease rent expense	$ 53,444	$ 92,785
Secured Loan and Profit Sharing contract													100,000
Stating interest			14.00%	36.00%								3.00%	1.00%
Common stock, shares issued	11,225,960	10,895,293												3,000
Claims fully and finally resolved, aggregate amount														125,000
Litigation settlement amount																20,000	20,000	50,000		10,000	50,000	50,000	25,000	200,000	2,000
Undiscounted settlement liability and other loss			92,000										25,000														56,008
Delayed public entry and illiquidity															358,433
Litigation settlement excess billing amount									10,000,000
Litigation settlement liability										48,000					200,000				40,000							56,000
Payment of termination of agreement in lieu of contracted payment terms			92,000
Accounts receivable																											383,813
Claims, payment amount																											56,008
Recognized other income (loss) on assignment of receivables											284,022
Amount discounted on receivables											383,813
Principal amount of notes outstanding												1,000,000
Payment for legal settlement		340,030			765,000	302,295
Gain on forgiveness of debt							357,400
Consulting Agreements, Term																												36 months
Consulting service agreement, payable																												350,000
Consulting service agreement, installment paid prior to termination																												250,000
Issuance warrants to purchase maximum percentage on fully-diluted basis																												10.00%
Warrants exercise price																												0.50
Fully diluted shares outstanding																												7,000,000
Consulting service agreement, potentially entitled shares of common stock								75,000
Consulting service agreement, potentially entitled for payment upon execution of agreement								25,000
Consulting service agreement, potentially entitled for payment upon filing								15,000
One time payment upon execution of the factoring agreement																													125,000
Estimated potential range of exposure upon initial fee received																														$ 17,000	$ 30,000